UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Partner Fund Management, L.P.

Address:   One Market Plaza
           Steuart Tower, 22nd Floor
           San Francisco, CA 94105


Form 13F File Number: 28-13169


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Darin Sadow
Title:  Chief Compliance Officer
Phone:  (415) 281-1000

Signature,  Place,  and  Date  of  Signing:

/s/ Darin Sadow                    San Francisco, CA                  5/16/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              68

Form 13F Information Table Value Total:  $    2,156,023
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ALLEGHENY TECHNOLOGIES INC   COM            01741R102    52077    769,007 SH       SOLE                   769,007      0    0
ALLSCRIPTS HEALTHCARE SOLUTN COM            01988P108    26577  1,266,198 SH       SOLE                 1,266,198      0    0
AMYLIN PHARMACEUTICALS INC   COM            032346108    43017  3,783,360 SH       SOLE                 3,783,360      0    0
AMYLIN PHARMACEUTICALS INC   CNV            032346AF5    28528 32,813,000 PRN      SOLE                32,813,000      0    0
APPLE INC                    COM            037833100    35443      1,017 SH  PUT  SOLE                     1,017      0    0
APPLE INC                    COM            037833100    38636    110,862 SH       SOLE                   110,862      0    0
AUTODESK INC                 COM            052769106    91678  2,078,399 SH       SOLE                 2,078,399      0    0
BAIDU INC                    COM            056752108    51936    376,864 SH       SOLE                   376,864      0    0
BJS WHOLESALE CLUB INC       COM            05548J106    21144    433,107 SH       SOLE                   433,107      0    0
BOSTON SCIENTIFIC CORP       COM            101137107    27096  3,768,635 SH       SOLE                 3,768,635      0    0
BRISTOL MYERS SQUIBB CO      COM            110122108    10960    414,672 SH       SOLE                   414,672      0    0
CADENCE PHARMACEUTICALS INC  COM            12738T100     4931    537,116 SH       SOLE                   537,116      0    0
CAMELOT INFORMATION SYS INC  COM            13322V105     2011    121,214 SH       SOLE                   121,214      0    0
CELGENE CORP                 COM            151020104     4874     84,659 SH       SOLE                    84,659      0    0
CIGNA CORP                   COM            125509109    53374  1,205,385 SH       SOLE                 1,205,385      0    0
COGNIZANT TECHNOLOGY SOLUTIO COM            192446102    21990    270,147 SH       SOLE                   270,147      0    0
COMMUNITY HEALTH SYS INC NEW COM            203668108    38786    969,893 SH       SOLE                   969,893      0    0
CUMMINS INC                  COM            231021106    46312    422,476 SH       SOLE                   422,476      0    0
DAVITA INC                   COM            23918K108    53459    625,176 SH       SOLE                   625,176      0    0
EDWARDS LIFESCIENCES CORP    COM            28176E108    41458    476,528 SH       SOLE                   476,528      0    0
EXPRESS SCRIPTS INC          COM            302182100     5760    103,571 SH       SOLE                   103,571      0    0
FORD MTR CO DEL              COM            345370860    38211  2,562,801 SH       SOLE                 2,562,801      0    0
FOREST LABS INC              COM            345838106    16434    508,802 SH       SOLE                   508,802      0    0
GILEAD SCIENCES INC          COM            375558103     4778    112,509 SH       SOLE                   112,509      0    0
GOOGLE INC                   COM            38259P508   108385    184,717 SH       SOLE                   184,717      0    0
HALLIBURTON CO               COM            406216101    62414  1,252,288 SH       SOLE                 1,252,288      0    0
HCA HOLDINGS INC             COM            40412C101    38972  1,150,648 SH       SOLE                 1,150,648      0    0
HEALTH NET INC               COM            42222G108    21236    649,426 SH       SOLE                   649,426      0    0
HILL ROM HLDGS INC           COM            431475102     4090    107,687 SH       SOLE                   107,687      0    0
HISOFT TECHNOLOGY INTL LTD   COM            43358R108      900     48,071 SH       SOLE                    48,071      0    0
INTERMUNE INC                COM            45884X103    11929    252,797 SH       SOLE                   252,797      0    0
ISHARES TR                   MSCI EMERG MKT 464287234     2297     47,200 SH       SOLE                    47,200      0    0
ISHARES TR                   MSCI EMERG MKT 464287234   158489     32,564 SH  CALL SOLE                    32,564      0    0
ISOFTSTONE HLDGS LTD         COM            46489B108     3244    175,250 SH       SOLE                   175,250      0    0
ITAU UNIBANCO HLDG SA        COM            465562106    33184  1,379,773 SH       SOLE                 1,379,773      0    0
JAZZ PHARMACEUTICALS INC     COM            472147107     7225    226,860 SH       SOLE                   226,860      0    0
K V PHARMACEUTICAL CO        CL A           482740206    18945  3,458,500 SH       SOLE                 3,458,500      0    0
MEDICIS PHARMACEUTICAL CORP  COM            584690309    57029  1,779,917 SH       SOLE                 1,779,917      0    0
MEDIVATION INC               COM            58501N101    14349    769,799 SH       SOLE                   769,799      0    0
NAVISTAR INTL CORP NEW       COM            63934E108    66255    955,642 SH       SOLE                   955,642      0    0
NETFLIX INC                  COM            64110L106    33380    140,381 SH       SOLE                   140,381      0    0
NVIDIA CORP                  COM            67066G104     5730    310,388 SH       SOLE                   310,388      0    0
ORACLE CORP                  COM            68389X105    55272  1,653,256 SH       SOLE                 1,653,256      0    0
PHARMASSET INC               COM            71715N106     7772     98,737 SH       SOLE                    98,737      0    0
PRECISION CASTPARTS CORP     COM            740189105    69966    475,375 SH       SOLE                   475,375      0    0
QLIK TECHNOLOGIES INC        COM            74733T105     1596     61,401 SH       SOLE                    61,401      0    0
QUALCOMM INC                 COM            747525103    71243  1,299,344 SH       SOLE                 1,299,344      0    0
RESEARCH IN MOTION LTD       COM            760975102     8340      1,475 SH  PUT  SOLE                     1,475      0    0
RESEARCH IN MOTION LTD       COM            760975102    52548      9,294 SH  PUT  SOLE                     9,294      0    0
RITE AID CORP                COM            767754104     1598  1,507,677 SH       SOLE                 1,507,677      0    0
ROSS STORES INC              COM            778296103    30614    430,461 SH       SOLE                   430,461      0    0
SALESFORCE COM INC           COM            79466L302    92616    693,337 SH       SOLE                   693,337      0    0
SALIX PHARMACEUTICALS INC    COM            795435106    52721  1,505,036 SH       SOLE                 1,505,036      0    0
SINA CORP                    COM            G81477104    21973    205,281 SH       SOLE                   205,281      0    0
SIRONA DENTAL SYSTEMS INC    COM            82966C103     5645    112,541 SH       SOLE                   112,541      0    0
STARWOOD HOTELS&RESORTS WRLD COM            85590A401    31189    536,623 SH       SOLE                   536,623      0    0
THERMO FISHER SCIENTIFIC INC COM            883556102     4621     83,183 SH       SOLE                    83,183      0    0
UNITED THERAPEUTICS CORP DEL COM            91307C102    10020    149,515 SH       SOLE                   149,515      0    0
VERIFONE SYS INC             COM            92342Y109     2459     44,752 SH       SOLE                    44,752      0    0
VIROPHARMA INC               COM            928241108      415     20,834 SH       SOLE                    20,834      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
VISA INC                     COM            92826C839    31391    426,398 SH       SOLE                   426,398      0    0
WATSON PHARMACEUTICALS INC   COM            942683103     8861    158,201 SH       SOLE                   158,201      0    0
WUXI PHARMATECH CAYMAN INC   COM            929352102     8445    546,254 SH       SOLE                   546,254      0    0
WYNDHAM WORLDWIDE CORP       COM            98310W108   105158  3,305,806 SH       SOLE                 3,305,806      0    0
WYNN RESORTS LTD             COM            983134107    47043    369,949 SH       SOLE                   369,949      0    0
YOUKU COM INC                COM            98742U100     4237     89,171 SH       SOLE                    89,171      0    0
YUM BRANDS INC               COM            988498101    18298    356,139 SH       SOLE                   356,139      0    0
ZIMMER HLDGS INC             COM            98956P102     4459     73,662 SH       SOLE                    73,662      0    0


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